Fair Value Measurement - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Jan. 19, 2022 $ / shares	Dec. 31, 2021 USD ($)
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares			$ 8
Impairments of digital assets	$ 53,985	$ 0
Gain from sales of digital assets	2,163	30
Notes payable, fair value	923,731			$ 557,007
Fair Value, Inputs, Level 3 [Member] | Valuation Technique, Discounted Cash Flow [Member] | Estimate of Fair Value Measurement
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Notes payable, fair value	$ 238,600			184,700
Fair Value, Inputs, Level 3 [Member] | Valuation Technique, Discounted Cash Flow [Member] | Principal
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Notes payable, fair value		$ 238,900		$ 171,200
Secured Convertible Notes Issued April2021 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	2
Convertible Debt, Valuation Technique, Stock Appreciation Percentage	60.00%
Convertible Debt Conversion Price Percentage Of Financing Price	80.00%
Convertible Notes Mature In April 2025 [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible Debt Conversion Price Percentage Of Financing Price	80.00%		80.00%
Convertible debt, conversion price (in dollars per share) | $ / shares	$ 8		$ 8
Other Unsecured Convertible Notes [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1	1
Convertible Debt, Valuation Technique, Stock Appreciation Percentage	20.00%
Convertible Debt Conversion Price Percentage Of Financing Price	80.00%
Convertible debt, valuation technique, stock depreciation percentage	20